22. Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings Tables Abstract
Borrowings
	12.31.18	12.31.17
Non-current
Corporate notes (1)	6,249,967	4,812,465
Borrowing	942,500	1,376,829
Total non-current	7,192,467	6,189,294

Current
Interest from corporate notes	110,019	91,896
Borrowing	967,434	13,243
Total current	1,077,453	105,139

(1)	Net of debt issuance, repurchase and redemption expenses.

Borrowings currency denominations
	12.31.18	12.31.17
US dollars	8,269,920	6,294,433
	8,269,920	6,294,433

Maturities of the Company's borrowings and exposure to interest rate
	12.31.18	12.31.17
Fixed rate
Less than 1 year	110,019	91,896
From 2 to 5 years	6,249,967	4,812,465
Total Fixed rate	6,359,986	4,904,361

Variable rate
Less than 1 year	967,434	13,244
From 1 to 2 years	942,500	688,414
From 2 to 5 years	-	688,414
Total Variable rate	1,909,934	1,390,072
	8,269,920	6,294,433

Roll forward of the Company's borrowings
	12.31.18	12.31.17	12.31.16
Balance at beginning of the year	6,294,433	5,202,452	6,224,330
Proceeds from borrowings	-	1,285,946	-
Payment of borrowings' interests	(652,667)	(418,494)	(529,227)
Repurchase of Corporate Notes by the trust	-	-	(9,683)
Paid from repurchase of Corporate Notes	(375,520)	-	(441,462)
Gain from repurchase of Corporate Notes	(4,539)	-	(84)
Exchange difference and interest accrued	6,134,425	1,252,327	1,604,325
Result from exposure to inflation	(3,126,212)	(1,027,798)	(1,645,747)
Balance at the end of period	8,269,920	6,294,433	5,202,452

Debt issued
				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.17	Debt repurchase	Debt structure at 12.31.18	At 12.31.18
Fixed Rate Par Note	9	9.75	2022	171.87	(10.22)	161.65	6,249.78
Total				171.87	(10.22)	161.65	6,249.78

				Million of USD			Million of $
Corporate Notes	Class	Rate	Year of Maturity	Debt structure at 12.31.16	Debt repurchase	Debt structure at 12.31.17	At 12.31.17
Fixed Rate Par Note	9	9.75	2022	171.87	-	171.87	3,259.22
Total				171.87	-	171.87	3,259.22